Variable Interest Entities - Third-party Sponsored VIEs (Details 2c) (Variable Interest Entity, Not Primary Beneficiary [Member], USD $)	Jun. 30, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Fair value of non-consolidated assets held by VIEs	$ 3,300,000,000	$ 4,100,000,000
Third-Party Credit Card Securitization Trusts [Member]
Variable Interest Entity [Line Items]
Loans and Leases Receivable, Gross, Consumer, Revolving, Credit Card	1,000,000,000
Third-Party Credit Card Securitization Trusts [Member] | Available-for-sale Securities [Member]
Variable Interest Entity [Line Items]
Fair value of non-consolidated assets held by VIEs	$ 2,900,000,000	$ 3,100,000,000